Pilot Plant (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Pilot Plant
Balance	$ 12,338,741	$ 22,377,444	$ 22,377,444
Costs transferred from asset under construction			2,764,138	25,964,026
Decommissioning provision			11,360,466	136,280
Amortisation	(3,613,127)	(1,434,874)	1,442,375	(3,722,862)
Decommissioning provision			(11,360,466)	(136,280)
Amortisation	3,613,127	$ 1,434,874	(1,442,375)	3,722,862
Additions	681,766
Effect of movement in foreign exchange rates	303,365
Balance	$ 9,710,745		$ 12,338,741	$ 22,377,444